EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
EARNINGS PER SHARE

27. EARNINGS PER SHARE

Basic earnings per share is calculated based on the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is normally computed based on the weighted average number of ordinary shares outstanding including the dilutive effect of latent stocks. However, as there is no latent stocks, the diluted earnings per share are equal to the basic earnings per share for each year. For the years ended June 30, 2023, 2024 and 2025, the basic and diluted profit per share are as below. All amounts in below are in thousands, except for share and per share data.

	For the years ended June 30,
	2023	2024	2025	2025
	JPY’000	JPY’000	JPY’000	US$’000
Net profit attributable to equity owners of the parent	32,953	137,410	15,111	104
Weighted average shares outstanding	50,750,000	50,750,000	50,750,000	50,750,000
Basic and diluted earnings per share	0.65	2.71	0.30	—	*

*	Less than US$1,000

There were no potentially dilutive instruments for the years ended June 30, 2023, 2024 and 2025.